Fair Value Measurement - Quantitative Information about Level 3 Fair Value Measurements (Detail) - Assets Measured at Fair Value on a Nonrecurring Basis [Member] - (Level 3) [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 1,803	$ 1,040
Valuation Technique [Extensible List]	civb:AppraisalOfCollateralMember	civb:AppraisalOfCollateralMember
Impaired Loans [Member] | Minimum [Member] | Measurement Input, Appraised Value
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input	0	10
Impaired Loans [Member] | Minimum [Member] | Measurement Input Liquidation Expense [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input	0	0
Impaired Loans [Member] | Minimum [Member] | Measurement Input Holding Period
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Term	0 months	0 months
Impaired Loans [Member] | Maximum [Member] | Measurement Input, Appraised Value
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input	30	30
Impaired Loans [Member] | Maximum [Member] | Measurement Input Liquidation Expense [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input	10	10
Impaired Loans [Member] | Maximum [Member] | Measurement Input Holding Period
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Term	30 months	30 months
Impaired Loans [Member] | Weighted Average [Member] | Measurement Input, Appraised Value
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input	26	16
Impaired Loans [Member] | Weighted Average [Member] | Measurement Input Liquidation Expense [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Unobservable Input	8	8
Impaired Loans [Member] | Weighted Average [Member] | Measurement Input Holding Period
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Term	21 months	20 months
Other Real Estate Owned [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 16
Other Real Estate Owned, Valuation Technique [Extensible List]		civb:AppraisalOfCollateralMember
Other Real Estate Owned [Member] | Minimum [Member] | Measurement Input, Appraised Value
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned, Unobservable Input		10
Other Real Estate Owned [Member] | Minimum [Member] | Measurement Input Liquidation Expense [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned, Unobservable Input		0
Other Real Estate Owned [Member] | Maximum [Member] | Measurement Input, Appraised Value
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned, Unobservable Input		30
Other Real Estate Owned [Member] | Maximum [Member] | Measurement Input Liquidation Expense [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned, Unobservable Input		10
Other Real Estate Owned [Member] | Weighted Average [Member] | Measurement Input, Appraised Value
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned, Unobservable Input		10
Other Real Estate Owned [Member] | Weighted Average [Member] | Measurement Input Liquidation Expense [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned, Unobservable Input		10